       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2014
                                          REGISTRATION NOS. 333-137942/811-03240
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-4

                              ---------------------

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.       [ ]
                       Post-Effective Amendment No. 21   [X]
                                     and/or
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 206           [X]

                              ---------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                              ---------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                              ---------------------

                               MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              ---------------------

It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on December 30, 2014 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                              ---------------------

TITLE OF SECURITIES BEING REGISTERED: (i) units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus, and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

================================================================================

                              PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 199 under The Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on April 30, 2014, Accession No.
0001193125-14-172059.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 21.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                            PORTFOLIO DIRECTOR PLUS
                      FIXED AND VARIABLE DEFERRED ANNUITY

                    SUPPLEMENT TO THE MAY 1, 2014 PROSPECTUS

Effective December 30, 2014, each of the following funds is available as an additional Variable Account Option, depending on the selection made by your employer's plan:

 -  T. Rowe Price Retirement 2015 Fund (Advisor shares)    -  T. Rowe Price Retirement 2040 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2020 Fund (Advisor shares)    -  T. Rowe Price Retirement 2045 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2025 Fund (Advisor shares)    -  T. Rowe Price Retirement 2050 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2030 Fund (Advisor shares)    -  T. Rowe Price Retirement 2055 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2035 Fund (Advisor shares)    -  T. Rowe Price Retirement 2060 Fund (Advisor shares)

The Annual Separate Account Fee for each Variable Account Option is up to 1.00%. The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC. T. Rowe Price Associates, Inc. is the adviser of each fund. Each fund's investment objective is to provide the highest total return over time consistent with an emphasis on both capital growth and income. A detailed description of each fund's fees and investment objective, strategies and risks can be found in the fund's current prospectus, which is available online at www.valic.com. Each fund is considered to be within the "Hybrid Asset Class (Equity and Fixed Income)," as categorized in the Prospectus.

If you purchase or have purchased either of the IncomeLOCK or IncomeLOCK Plus living benefits, the Variable Account Options investing in the funds are in Group B. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Dated: December 23, 2014

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                            PORTFOLIO DIRECTOR PLUS
                      FIXED AND VARIABLE DEFERRED ANNUITY
                             (SERIES 1.10 TO 12.10)

                    SUPPLEMENT TO THE MAY 1, 2014 PROSPECTUS

Effective December 30, 2014, each of the following funds is available as an additional Variable Account Option, depending on the selection made by your employer's plan:

 -  T. Rowe Price Retirement 2015 Fund (Advisor shares)    -  T. Rowe Price Retirement 2040 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2020 Fund (Advisor shares)    -  T. Rowe Price Retirement 2045 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2025 Fund (Advisor shares)    -  T. Rowe Price Retirement 2050 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2030 Fund (Advisor shares)    -  T. Rowe Price Retirement 2055 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2035 Fund (Advisor shares)    -  T. Rowe Price Retirement 2060 Fund (Advisor shares)

The Annual Separate Account Fee for each Variable Account Option is 0.90%. The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC. T. Rowe Price Associates, Inc. is the adviser of each fund. Each fund's investment objective is to provide the highest total return over time consistent with an emphasis on both capital growth and income. A detailed description of each fund's fees and investment objective, strategies and risks can be found in the fund's current prospectus, which is available online at www.valic.com. Each fund is considered to be within the "Hybrid Asset Class (Equity and Fixed Income)," as categorized in the Prospectus.

If you purchase or have purchased either of the IncomeLOCK or IncomeLOCK Plus living benefits, the Variable Account Options investing in the funds are in Group B. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Dated: December 23, 2014

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                            PORTFOLIO DIRECTOR PLUS
                      FIXED AND VARIABLE DEFERRED ANNUITY
                             (SERIES 1.20 TO 12.20)

                    SUPPLEMENT TO THE MAY 1, 2014 PROSPECTUS

Effective December 30, 2014, each of the following funds is available as an additional Variable Account Option, depending on the selection made by your employer's plan:

 -  T. Rowe Price Retirement 2015 Fund (Advisor shares)    -  T. Rowe Price Retirement 2040 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2020 Fund (Advisor shares)    -  T. Rowe Price Retirement 2045 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2025 Fund (Advisor shares)    -  T. Rowe Price Retirement 2050 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2030 Fund (Advisor shares)    -  T. Rowe Price Retirement 2055 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2035 Fund (Advisor shares)    -  T. Rowe Price Retirement 2060 Fund (Advisor shares)

The Annual Separate Account Fee for each Variable Account Option is 0.80%. The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC. T. Rowe Price Associates, Inc. is the adviser of each fund. Each fund's investment objective is to provide the highest total return over time consistent with an emphasis on both capital growth and income. A detailed description of each fund's fees and investment objective, strategies and risks can be found in the fund's current prospectus, which is available online at www.valic.com. Each fund is considered to be within the "Hybrid Asset Class (Equity and Fixed Income)," as categorized in the Prospectus.

If you purchase or have purchased either of the IncomeLOCK or IncomeLOCK Plus living benefits, the Variable Account Options investing in the funds are in Group B. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Dated: December 23, 2014

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                            PORTFOLIO DIRECTOR PLUS
                      FIXED AND VARIABLE DEFERRED ANNUITY
                             (SERIES 1.40 TO 12.40)

                    SUPPLEMENT TO THE MAY 1, 2014 PROSPECTUS

Effective December 30, 2014, each of the following funds is available as an additional Variable Account Option, depending on the selection made by your employer's plan:

 -  T. Rowe Price Retirement 2015 Fund (Advisor shares)    -  T. Rowe Price Retirement 2040 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2020 Fund (Advisor shares)    -  T. Rowe Price Retirement 2045 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2025 Fund (Advisor shares)    -  T. Rowe Price Retirement 2050 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2030 Fund (Advisor shares)    -  T. Rowe Price Retirement 2055 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2035 Fund (Advisor shares)    -  T. Rowe Price Retirement 2060 Fund (Advisor shares)

The Annual Separate Account Fee for each Variable Account Option is 0.60%. The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC. T. Rowe Price Associates, Inc. is the adviser of each fund. Each fund's investment objective is to provide the highest total return over time consistent with an emphasis on both capital growth and income. A detailed description of each fund's fees and investment objective, strategies and risks can be found in the fund's current prospectus, which is available online at www.valic.com. Each fund is considered to be within the "Hybrid Asset Class (Equity and Fixed Income)," as categorized in the Prospectus.

If you purchase or have purchased either of the IncomeLOCK or IncomeLOCK Plus living benefits, the Variable Account Options investing in the funds are in Group B. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Dated: December 23, 2014

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                            PORTFOLIO DIRECTOR PLUS
                      FIXED AND VARIABLE DEFERRED ANNUITY
                             (SERIES 1.60 TO 12.60)

                    SUPPLEMENT TO THE MAY 1, 2014 PROSPECTUS

Effective December 30, 2014, each of the following funds is available as an additional Variable Account Option, depending on the selection made by your employer's plan:

 -  T. Rowe Price Retirement 2015 Fund (Advisor shares)    -  T. Rowe Price Retirement 2040 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2020 Fund (Advisor shares)    -  T. Rowe Price Retirement 2045 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2025 Fund (Advisor shares)    -  T. Rowe Price Retirement 2050 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2030 Fund (Advisor shares)    -  T. Rowe Price Retirement 2055 Fund (Advisor shares)
 -  T. Rowe Price Retirement 2035 Fund (Advisor shares)    -  T. Rowe Price Retirement 2060 Fund (Advisor shares)

The Annual Separate Account Fee for each Variable Account Option is 0.40%. The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC. T. Rowe Price Associates, Inc. is the adviser of each fund. Each fund's investment objective is to provide the highest total return over time consistent with an emphasis on both capital growth and income. A detailed description of each fund's fees and investment objective, strategies and risks can be found in the fund's current prospectus, which is available online at www.valic.com. Each fund is considered to be within the "Hybrid Asset Class (Equity and Fixed Income)," as categorized in the Prospectus.

If you purchase or have purchased either of the IncomeLOCK or IncomeLOCK Plus living benefits, the Variable Account Options investing in the funds are in Group B. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Dated: December 23, 2014

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 199 under The Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on April 30, 2014, Accession No.
0001193125-14-172059.

A supplement to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 21.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                            PORTFOLIO DIRECTOR PLUS
                      FIXED AND VARIABLE DEFERRED ANNUITY

                         SUPPLEMENT TO THE MAY 1, 2014
                      STATEMENT OF ADDITIONAL INFORMATION

     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY ("VALIC" OR THE "COMPANY")
IS AMENDING ITS STATEMENTS OF ADDITIONAL INFORMATION FOR THE PURPOSE OF GIVING NOTIFICATION OF THE TERMINATION OF THE CAPITAL MAINTENANCE AGREEMENT EFFECTIVE OCTOBER 31, 2014.

     VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), and is a party to an Amended and Restated Unconditional Capital Maintenance Agreement, entered into and effective as of February 18, 2014, with AIG (the "CMA"). Under the CMA, AIG agreed to, among other things, maintain the total adjusted capital of the Company at or above a specified minimum percentage as stated in the CMA. On October 31, 2014, VALIC and AIG agreed to terminate the CMA in its entirety effective immediately. The termination of the CMA has no impact on the insurance guarantees of the contract. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to the Company's financial strength, claims paying ability and long term ability to make such payments.

The section titled "Comments on Financial Statements" is deleted in its entirety and is replaced with the following:

          The financial statements of The Variable Annuity Life Insurance Company (the "Company") should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks. Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

          The Company has identified certain balances, further described below, that were misclassified in the balance sheet and statement of cash flows included in the consolidated financial statements of The Variable Annuity Life Insurance Company as of December 31, 2013 and 2012, and for the three years ended December 31, 2013.

          Based on an evaluation of these misclassifications, the Company concluded that these items did not result in a material misstatement of the consolidated financial statements and that the comparative balance sheet as of December 31, 2013 and statements of cash flows for the two years ended December 31, 2013, will be revised to correct the errors upon issuance of the financial statements as of and for the year ended
     December 31, 2014.

          These classification corrections, which include the change in classification of cash held by consolidated variable interest entities from cash to restricted cash within other assets, and the change in classification of certain derivative collateral held by counterparties between cash, short-term investments and other assets, will change affected financial statement line items as follows:

                                  December 31, 2013               December 31, 2012
                           -------------------------------  -----------------------------
                               As       Increase     As        As      Increase     As
(in millions)               Reported   (decrease)  Revised  Reported  (decrease)  Revised
-------------              ----------  ----------  -------  --------  ----------  -------
Short-term investments     $    1,185  $      (22) $ 1,163  $  1,295  $      (61) $ 1,234
Cash                              149        (131)      18        34         (14)      20
Other assets                      231         153      384        84          75      159
Total assets                   80,228           -   80,228    75,087           -   75,087

                             Year ended December 31, 2013   Year ended December 31, 2012
                           -------------------------------  -----------------------------
                               As       Increase     As        As      Increase     As
(in millions)               Reported   (decrease)  Revised  Reported  (decrease)  Revised
-------------              ----------  ----------  -------  --------  ----------  -------
Net cash provided by
 operating activities      $   1,034   $       (3) $ 1,031  $  1,108  $       47  $  1,155
Net cash used in
 investing activities           (444)        (114)    (558)   (1,775)         (3)   (1,778)

Dated: December 23, 2014

         THIS SUPPLEMENT SUPERSEDES AND REPLACES ALL PRIOR SUPPLEMENTS
                  TO THE STATEMENT OF ADDITIONAL INFORMATION.

                           PART C. OTHER INFORMATION

                               Portfolio Director
                              Portfolio Director 2
                            Portfolio Director Plus
                 Fixed and Variable Deferred Annuity Contracts

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements named below are incorporated by reference to Post-Effective Amendment No. 20 to Form N-4 (File No.
          333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2014, Accession No. 0001193125-14-172059.

          (i) Audited Financial Statements - The Variable Annuity Life Insurance Company

               Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
               Consolidated Statements of Income (Loss)
               Consolidated Statements of Comprehensive Income
               Consolidated Statements of Shareholder's Equity
               Consolidated Statements of Cash Flows
               Notes to Consolidated Financial Statements

          (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A

               Report of Independent Registered Public Accounting Firm Statements of Assets and Liabilities
               Statements of Operations
               Schedules of Portfolio Investments
               Statements of Changes in Net Assets
               Notes to Financial Statements

(b)     Exhibits
1.          Resolutions adopted by The Variable Annuity Life Insurance Company
            Board of Directors at its Annual Meeting of April 18, 1979
            establishing The Variable Annuity Life Insurance Company Separate
            Account A. (1)
1(b).       Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life
            Insurance Company Board of Directors. (8)
2.          Not Applicable.
3(a).       Underwriting Agreement between The Variable Annuity Life Insurance
            Company, The Variable Annuity Life Insurance Company Separate
            Account A and A. G. Distributors, Inc. (2)
4(a).       Specimen Individual Annuity Contract. (Form UIT-194). (1)
4(b).       Specimen Group Annuity Contract. (Form UITG-194). (1)
4(c).       Specimen Individual Non-Qualified Annuity Contract.
            (Form UITN-194). (1)
4(d).       Specimen Certificate of Participation under Group Annuity Contract
            (Form UITG-194P). (1)
4(e).       Specimen Individual Retirement Account Annuity Contract. (Form
            UIT-IRA-194). (1)
4(f).       Specimen Simplified Employee Pension Contract
            (Form UIT-SEP-194). (1)
4(g).       Specimen Endorsement to Group Annuity Contract or Certificate of
            Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)
4(h).       Specimen SIMPLE Individual Retirement Annuity Contract (Form
            UIT-SIMPLE-897). (4)
4(i).       Specimen Portfolio Director Endorsement to Individual Annuity
            Contract (Form IPD-798). (4)
4(j).       Specimen Portfolio Director Individual Retirement Annuity (IRA)
            Endorsement to Individual Retirement Account Annuity Contract (Form
            IPDIRA-798). (4)
4(k).       Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA)
            Endorsement to Individual Non-Qualified Annuity Contract
            (Form IPDN-798). (4)

4(l).       Specimen Economic Growth and Tax Relief Reconciliation Act
            ("EGTRRA") Retirement Plan Annuity Contract Endorsement
            (Form EGTR-302). (8)
4(m).       Specimen EGTRRA Individual Retirement Annuity Endorsement (Form
            EGTRIRA 802). (8)
4(n).       Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form
            ROTHEGTR-802). (8)
4(o).       Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (9)
4(p).       Form of Premium Enhancement Credit Endorsement on First-Year
            Contributions. (12)
4(q).       Form of Premium Enhancement Credit Endorsement on Eligible
            Deposits. (12)
4(r).       Form of Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement. (14)
4(s).       Death Benefit Endorsement. (15)
5(a)(i).    Specimen Application for Portfolio Director/Portfolio Director
            2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA),
            Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred
            Annuities (NQDA). (8)
5(a)(ii).   Specimen Application for Portfolio Director/Portfolio Director
            2/Portfolio Director Plus Fixed and Variable Annuity for use with
            Individual Retirement Annuities (IRA), Simplified Employee Pension
            Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (8)
5(b).       Specimen Group Master Application. (8)
6(a).       Copy of Amended and Restated Articles of Incorporation of The
            Variable Annuity Life Insurance Company, effective as of
            April 28, 1989. (1)
6(b).       Copy of Amendment Number One to Amended and Restated Articles of
            Incorporation of The Variable Annuity Life Insurance Company (as
            amended through April 28, 1989) effective March 28, 1990 (1)
6(c).       Copy of Amended and Restated Bylaws of The Variable Annuity Life
            Insurance Company as amended through August 3, 2006. (10)
7.          Not Applicable.
8(a)(i).    (A) Participation Agreement between The Variable Annuity Life
            Insurance Company and Vanguard Group, Inc. (5)
            (B) Amendment No. 1 to Participation Agreement between The Variable
            Annuity Life Insurance Company and The Vanguard Group, Inc.,
            effective July 17, 1998. (6)
8(b)(i).    Participation Agreement between The Variable Annuity Life Insurance
            Company, Ariel Investment Trust and Ariel Distributors, Inc. dated
            November 7, 2000. (7)
8(b)(ii).   Administrative Services Agreement between The Variable Annuity Life
            Insurance Company and Ariel Distributors, Inc. (7)
8(c)(i).    Participation Agreement among The Variable Annuity Life Insurance
            Company, Forum Funds and Holland Capital Management LLC dated as of
            January 28, 2010. (13)
8(c)(ii).   Administrative Services Agreement between The Variable Annuity Life
            Insurance Company and Holland Capital Management, L.P. dated
            November 1, 2000. (7)
8(d)(i).    Participation Agreement among Invesco Distributors, Inc. and The
            Variable Annuity Life Insurance Company dated as of November 1,
            2011. (16)
8(d)(ii).   Administrative Services Agreement between Invesco Distributors,
            Inc., Invesco Investment Services, Inc., The Variable Annuity Life
            Insurance Company and American General Distributors, Inc. dated as of November 1, 2011. (16)
8(e)(i).    Participation Agreement among American Beacon Funds, American Beacon
            Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012. (17)
8(e)(ii).   Administrative Services Agreement among American Beacon Funds,
            American Beacon Advisors, Inc. and The Variable Annuity Life
            Insurance Company dated as of March 23, 2012. (17)
8(f)(i)     Amended and Restated Unconditional Capital Maintenance Agreement
            ("CMA") Between American International Group, Inc. and The Variable
            Annuity Life Insurance Company effective February 18, 2014. (18)
8(f)(ii)    CMA Termination Agreement effective October 31, 2014.
            (Filed herewith).
8(g)        Participation Agreement between The Variable Annuity Life Insurance
            Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price
            Associates, Inc. dated as of December 1, 2014 (Filed herewith).
8(h)        Administrative Services Agreement between The Variable Annuity Life
            Insurance Company and T. Rowe Price Retirement Funds, Inc. and T.
            Rowe Price Associates, Inc. dated as of December 1, 2014
            (Filed herewith).
9.          Opinion of Counsel and Consent of Depositor. (11)
10.         Consent of Independent Registered Public Accounting Firm -
            PricewaterhouseCoopers LLP. (Filed herewith)
11.         Not Applicable.

12.         Not Applicable.
13.         Calculation of standard and nonstandard performance information. (3)
14(a).      Powers of Attorney - The Variable Annuity Life Insurance
            Company (18)
15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

(5) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

(6) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.

(7) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.

(8) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

(9) Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

(10)   Incorporated by reference to Initial Form N-4 (File No.
       333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.

(12) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.

(13) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2010, Accession No. 0001193125-10-101439.

(14) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 17, 2011, Accession No. 0001193125-11-039089.

(15) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2011, Accession No. 0001193125-11-118987.

(16) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 1, 2011, Accession No. 0001193125-11-290526.

(17) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2012, Accession No. 0001193125-12-194923.

(18) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2014, Accession No. 0001193125-14-172059.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
------------------------------------------------

Robert S. Schimek (3)             Director, Chairman, President
Thomas J. Diemer                  Director, Senior Vice President and Chief Risk Officer
John Q. Doyle (3)                 Director
Jeffrey M. Farber (3)             Director
Mary Jane B. Fortin               Director, Executive Vice President and Chief Financial Officer, Vice Chairman
Deborah A. Gero (1)               Director, Senior Vice President and Chief Investment Officer
Jana W. Greer (2)                 Director, President Group Retirement
Michael P. Harwood                Director, Senior Vice President, Chief Actuary & Corporate Illustration Actuary
Kevin T. Hogan (3)                Director and Chief Executive Officer
Stephen A. Maginn (2)             Director, Senior Vice President and Chief Distribution Officer
James A. Mallon                   Director
Glenn R. Harris                   Executive Vice President
Robert J. Scheinerman             Executive Vice President
Randall W. Epright                Senior Vice President and Chief Information Officer
Kyle L. Jennings                  Senior Vice President and Chief Compliance Officer
Joseph P. McKernan                Senior Vice President
Christine A. Nixon (1)            Senior Vice President
Dawn S. Scheirer                  Senior Vice President, Capital Management
Tim W. Still                      Senior Vice President and Chief Operations Officer
Yoav Tamir (1)                    Senior Vice President, Market Risk Management
Jesus C. Zaragoza                 Senior Vice President and Deputy Chief Financial Officer
Charles Beam                      Vice President and Assistant Controller
Gloria Beissinger                 Vice President and Treasurer

Marla S. Campagna (4)             Vice President
Jim A. Coppedge                   Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne               Vice President and Secretary
Gavin D. Friedman (1)             Vice President and Litigation Officer
Manda Ghaferi (1)                 Vice President
Tracey E. Harris                  Vice President, Product Filing
Keith C. Honig (6)                Vice President
David S. Jorgensen                Vice President and Controller
Frank Kophamel                    Vice President and Appointed Actuary
Mallary L. Reznik (1)             Vice President and Assistant Secretary
T. Clay Spires                    Vice President and Tax Officer
Katherine L. Stoner               Vice President and Chief Compliance Officer, Investment Advisor
Melissa H. Cozart                 Privacy Officer
Jennifer P. Powell                Anti-Money Laundering and Office of Foreign Asset Control Officer
Rosemary Foster                   Assistant Secretary
Virginia N. Puzon (1)             Assistant Secretary
Cris Thomas                       Assistant Secretary
Barry A. Hopkins                  Assistant Tax Officer
Laszio Kulin                      Assistant Tax Officer

(1)  1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067
(2)  21650 Oxnard Street, Woodland Hills, CA 91367
(3)  175 Water Street, NY, NY 10038
(4)  777 S. Figueroa St. Los Angeles, CA 90017

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of
American International Group, Inc.   An organizational chart for American
International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0001047469-14-001096, filed February 20, 2014. Exhibit 21 is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2014:

                         QUALIFIED   QUALIFIED   NON-QUALIFIED  NON-QUALIFIED
                          GROUPS    INDIVIDUALS     GROUPS       INDIVIDUALS
                         ---------  -----------  -------------  -------------
Portfolio Director           7,255       27,923            478              0
Portfolio Director 2        90,322       72,200         12,977              0
Portfolio Director Plus    227,798      127,355         51,395              0

ITEM  28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)  Other Activity.  Registrant's principal underwriter, AIG Capital Services,
     --------------
Inc., also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B

(b) The following persons are the officers and directors of AIG Capital Services, Inc., the principal underwriter of the separate account

NAME AND PRINCIPAL              POSITION AND OFFICES WITH UNDERWRITER AIG
BUSINESS ADDRESS                CAPITAL SERVICES, INC.
Peter A. Harbeck(1)             Director
Stephen Maginn(3)               Director, Senior Vice President
James A. Nichols(1)             Chief Executive Officer, President and Director
Rebecca Snider(1)               Chief Compliance Officer
Frank Curran(1)                 Vice President, Controller, Financial Operations
                                Principal, Chief Financial Officer and Treasurer
Michel E. Treske(3)             Chief Distribution Officer
William Devanney(4)             Vice President, Tax Officer
Mallary Reznik(2)               Vice President
John T. Genoy(1)                Vice President
Christine A. Nixon(2)           Secretary

(1)    Harborside Financial Plaza, 3200 Plaza 5, Jersey City, MJ 07311

(2)    1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067
(3)    21650 Oxnard Street, Woodland Hills, CA 91367
(4)    2727A Allen Parkway, Houston, TX 77019

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

     The Variable Annuity Life Insurance Company
     Attn: Operations Administration
     2929 Allen Parkway
     Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

     (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

     (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of December, 2014.


                                     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                                     SEPARATE ACCOUNT A
                                     (Registrant)

                                BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)


                                BY:  MARY JANE B. FORTIN
                                     -------------------------------------------
                                     Mary Jane B. Fortin
                                     Executive Vice President
                                       and Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

SIGNATURE                    TITLE                                             DATE
---------                    -----                                             ----
ROBERT S. SCHIMEK            Director, Chairman and President (Designated
-------------------------    Principal Officer)                                December 23, 2014
ROBERT S. SCHIMEK

*THOMAS J. DIEMER            Director, Senior Vice President and Chief
-------------------------    Risk Officer                                      December 23, 2014
THOMAS J. DIEMER

*JOHN Q. DOYLE               Director
-------------------------                                                      December 23, 2014
JOHN Q. DOYLE


*JEFFREY M. FARBER           Director
-------------------------                                                      December 23, 2014
JEFFREY M. FARBER

MARY JANE B. FORTIN          Director, Vice Chairman, Executive
-------------------------    Vice President and Chief Financial Officer        December 23, 2014
MARY JANE B. FORTIN

*DEBORAH A. GERO             Director, Senior Vice President and Chief
-------------------------    Investment Officer                                December 23, 2014
DEBORAH A. GERO

*JANA W. GREER               Director and President - Group Retirement
-------------------------                                                      December 23, 2014
JANA W. GREER

                             Director, Senior Vice President, Chief Actuary    December 23, 2014
-------------------------    and Corporate Illustration Actuary
MICHAEL P. HARWOOD

                             Director and Chief Executive Officer
-------------------------                                                      December 23, 2014
KEVIN T. HOGAN

*STEPHEN A. MAGINN           Director, Senior Vice President and Chief
-------------------------    Distribution Officer                              December 23, 2014
STEPHEN A. MAGINN

*JAMES A. MALLON             Director
-------------------------                                                      December 23, 2014
JAMES A. MALLON

DAVID S. JORGENSEN           Vice President and Controller
-------------------------                                                      December 23, 2014
DAVID S. JORGENSEN

MANDA GHAFERI                Attorney-In-Fact
-------------------------                                                      December 23, 2014
*MANDA GHAFERI

                               Index of Exhibits

Exhibit No.

8(f)(ii)     CMA Termination Agreement effective October 31, 2014.

8(g) Participation Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc. dated as of December 1, 2014.

8(h) Administrative Services Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and
             T. Rowe Price Associates, Inc. dated as of December 1, 2014.

10.          Consent of Independent Registered Public Accounting
             Firm - PricewaterhouseCoopers LLP.